Stockholders’ Equity (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 27, 2023	Apr. 16, 2021	Mar. 10, 2021	Dec. 31, 2022	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Apr. 19, 2023	Jun. 03, 2022	Apr. 07, 2021	Aug. 01, 2020
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	500,000,000			500,000,000			50,000,000		50,000,000		500,000,000	500,000,000
Preferred stock, shares authorized	50,000,000			50,000,000			5,000,000		5,000,000		50,000,000	50,000,000
Stockholders' equity, reverse stock split	1-for-8
Number of sale of shares												30,559
Proceeds from sale of stock												$ 115,000
Stock sold for cash (ATM) - net of offering costs, shares			30,000
Stock-based compensation expense											$ 1,412,283	$ 1,896,074
Number of shares issued for accrued bonuses												600,000
Stock issued for acquisition												375,000
Stock based compensation expense											$ 68,500
Shares of restricted stock issued											966,801
Number of shares granted									254,824		71,558
Share based payment award options outstanding number				93,481							93,481	21,923		325,000
Restricted stock expense											$ 1,195,053	$ 177,510
Share based payment award options and warrants outstanding intrinsic value				$ 0							$ 0	$ 0
Preferred stock, shares issued				0			0		0		0	0
Preferred stock, shares outstanding				0			0		0		0	0
Preferred stock, par value				$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock. voting rights									none		none
Dividends preferred stock									$ 0		$ 0
Preferred stock liquidation preference value				$ 0			$ 0		$ 0		$ 0
Preferred stock rights of redemption				$ 0			$ 0		$ 0		$ 0
Preferred stock conversion price				$ 0			$ 0		$ 0		$ 0
Common stock, shares issued				3,335,674			3,962,461		3,962,461		3,335,674	26,243,474
Common stock, shares outstanding				3,335,674			3,812,461		3,812,461		3,335,674	26,243,474
Common stock, par value				$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, voting rights									Voting at 1 vote per share		Voting at 1 vote per share
Stock issued for debt issuance costs, value												$ 25,249,574
Share price																$ 3.76
Deferred offering costs				$ 129,635							$ 129,635	0
Stock issued for service, value							$ 119,750					248,011
Stock issued for acquisition, value											$ 50,000	750,000
Number of shares granted											71,558
Number of shares granted, value							38,269				$ 1,309,524	$ 949,642
Stock option grant date fair value							$ 23,920
Number of shares granted, value											$ 357,400
Number of shares cancellation									348,306
Number of shares non vested				843,845							843,845	317,586
Stock option non vest fair value											405,542
Expected term (years)											5 years
Expected volatility											62.00%
Expected dividend											0.00%
Risk free interest rate											1.64%
Next Charging LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized				100,000			100,000		100,000		100,000	100,000
Common stock, shares issued				100,000			100,000		100,000		100,000	100,000
Common stock, shares outstanding				100,000			100,000		100,000		100,000	100,000
Common stock, par value				$ 0.001			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Lender [Member]
Subsidiary, Sale of Stock [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares			10,000
Number of shares granted		400,000
Warrants exercisable date											Mar. 14, 2022
Warrants exercisable date						Sep. 14, 2024					Sep. 14, 2026
Exercise price per share						$ 5.00
Number of warrants issued						106,291
Lender [Member] | Notes Payable One [Member]
Subsidiary, Sale of Stock [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares									250,000
Controlling interest rate							5.00%		5.00%
Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares granted									54,825
Accrued salary									$ 50,000
Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares granted											6,250
Number of shares granted							200,000
Stock option grant date fair value											$ 7,400
Number of shares Vested				3,125							3,125
Stock option vest fair value				$ 3,700							$ 3,700
Number of shares non vested				3,125							3,125
Stock option non vest fair value											3,700
Officers And Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Stock based compensation expense									$ 569,519	$ 1,145,472
Number of shares granted											65,308
Number of shares granted fair value											$ 350,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares									8,393			7,187,500
Stock-based compensation expense											$ 587,500
Stock issued for acquisition											40,323	193,398
Stock issued for service							25,000		25,000		4,268	13,286
Stock issued for debt issuance costs, value									$ 25,803			$ 719
Share price				$ 24.08			$ 4.79		$ 4.79		$ 24.08
Percentage of commission							3.00%		3.00%
Deferred offering costs							$ 25,803		$ 25,803
Stock issued for service, value							$ 3		119,750		$ 102,759	1
Stock issued for acquisition, value											$ 4	$ 19
Number of shares granted								185,113			367,453	230,724
Number of shares granted, value											$ 37	$ 23
Common Stock [Member] | Full Service Fueling [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for acquisition											5,040
Stock issued for acquisition, value											$ 50,000
Common Stock [Member] | Acquisition [Member]
Subsidiary, Sale of Stock [Line Items]
Share price				$ 9.92							$ 9.92
Common Stock [Member] | Notes Payable One [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for debt issuance costs, value									$ 256,000
Share price							$ 2.56		$ 2.56
Common Stock [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Share price							3.06		3.06
Common Stock [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Share price							$ 3.53		$ 3.53
Executives [Member]
Subsidiary, Sale of Stock [Line Items]
Share based payment award options outstanding number				75,893							75,893
Two Former Executives [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares granted											125,951
Restricted Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares granted									836,800		120,850
Unrecognized stock compensation expense related to restricted stock				$ 206,000			$ 515,051		$ 515,051		$ 206,000
Weighted average period for recognition									2 months 8 days		8 months 12 days
Restricted Stock [Member] | Executives [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of restricted stock issued											182,540
Restricted Stock [Member] | Director [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares granted											776,761
Share-Based Payment Arrangement, Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense									$ 9,375
Number of shares granted											28,572
Weighted average period for recognition											2 years
Unrecognized stock compensation expense related to stock options				131,000							$ 131,000
Number of shares granted									254,825
Number of shares granted, value									$ 73,920
Share based compensation							$ 7,973
Number of shares vested				$ 153,125							$ 153,125
Number of shares cancellation											36,736
Nonvesting in service based grants									$ 14,063
Share-Based Payment Arrangement, Option [Member] | Executives [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares granted											522,462
Restricted Stock Forfeitures [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense											$ 2,365	$ 0
Stock Option Granted 2022 [Member]
Subsidiary, Sale of Stock [Line Items]
Expected term (years)									5 years
Expected volatility									62.00%
Expected dividend									0.00%
Risk free interest rate									1.64%
Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares												26,573
Stock-based compensation expense												$ 100,000
Director [Member]
Subsidiary, Sale of Stock [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares												53,144
Stock-based compensation expense											$ 365,000	$ 200,000
Director [Member] | Restricted Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares												104,093
Sponsorships [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense												$ 345,000
Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares granted for sponsorships												$ 110,000
Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for service											20,000
Sellers [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for service											40,323
Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense									$ 553,994	$ 694,524
Related Party [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for service									191,623		45,932
Share price				$ 28.51							$ 28.51
Stock issued for service, value									$ 502,761		$ 1,309,524
Related Party [Member] | Common Stock [Member] | Notes Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares									250,000
Stock issued for debt issuance costs, value									$ 662,500
Related Party [Member] | Common Stock [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Share price							$ 1.75	$ 1.98	$ 1.75				$ 1.98
Related Party [Member] | Common Stock [Member] | Minimum [Member] | Notes Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Share price							2.56		2.56
Related Party [Member] | Common Stock [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Share price							3.51	$ 2.21	3.51				$ 2.21
Related Party [Member] | Common Stock [Member] | Maximum [Member] | Notes Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Share price							$ 2.71		$ 2.71
Two Thousand And Twenty Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares reserved																	1,913,243
Two Thousand And Twenty Two Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares reserved															2,600,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued during period, shares, conversion of convertible securities				18,750,000	18,750,000
Stockholders' equity, reverse stock split				one for 3.763243 reverse stock split approved by the Company’s board of directors and its shareholders.	one for 3.763243 reverse stock split approved by the Company’s board of directors and its shareholders.
Stock sold for cash (ATM) - net of offering costs, shares					7,187,500
IPO [Member] | Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant to purchase common stock				359,375							359,375
Exercise price per share				$ 5.00							$ 5.00